Warranty (Tables)	12 Months Ended
Dec. 31, 2017
Guarantees and Product Warranties [Abstract]
Schedule of Company's Warranty Accruals

The following is a continuity of the Company’s warranty accruals:

	2017	2016
Balance, beginning of year	$270	$59
Expense, net	51	101
Settlements	(81)	(59)
Acquisitions [i]	—	174
Foreign exchange and other	15	(5)

	$255	$270

[i]	$127 million of the acquisition balance relates to a pre-acquisition settlement agreement negotiated with a customer and a supplier for a specific performance issue [note 6].